U.S. SECURITIES AND EXCHANGE
COMMISSION Washington,
D.C.  20549
									FORM 24F-2
Annual Notice of Securities
Sold Pursuant to Rule
24f-2


Read instructions at end of Form before preparing Form.
Please print or type.
1				Name and address of issuer: Prudential California
Municipal Fund, 100 Mulberry Street, Gateway Center
				Three, Newark, New Jersey 07102-4077.
2				Name of each series or class of securities for which
this
Form is filed (if the Form is being filed for all
series and classes of securities of the issuer, check
the box but do not list series or classes): [X]
3				Investment Company Act File Number:     811-4024.
				Securities Act File Number:   2-91215.
4	(a)	Last day of fiscal year for which this Form is filed:
				August 31, 2002.
4	(b)	[  ]  Check box if this Form is being filed late (i.e.
				more than 90 calendar days
after the end of the issuer's fiscal year) (See
				Instruction A.2).
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4	(c)	[  ] Check box if this is the last time the issuer will
				be filing this Form.
5				Calculation of registration fee:
		Aggregate sale price of securities sold
$1,106,208,061 (i)  during the fiscal year pursuant to
section 24(f):
			Aggregate price of securities redeemed or
$1,162,365,840 (ii)  repurchased during the fiscal year:
(iii)  Aggregate price of securities redeemed or     $21,768,429
				repurchased during any prior fiscal year


ending no earlier than October 11, 1995 that were not
previously used to reduce registration fees payable to
the Commission:
(iv)  Total available redemption credits [add
				Items 5(ii) and 5(iii)]:                  -
$1,184,134,269
(v)  Net sales - If Item 5(i) is greater than
$0 Item 5(iv) [subtract Item 5(iv) from Item
				5(i)]:
(vi)  Redemption credits available for use in     ($77,926,208)
				future years - if Item 5(i) is less than
	Item 5(iv)[subtract Item 5(iv) from Item
	5(i)]:
(vii)  Multiplier for determining registration        x  .000092
	fee (See instruction C.9):
(viii)  Registration fee due [multiply Item 5(v)            =
$0 by Item 5(vii)] enter  " 0 "  if no fee
	is due.
6	Prepaid Shares
If the response to Item 5(i) was determined by
deducting an amount of securities that were registered
under the Securities Act of 1933 pursuant to rule 24e-
2 as in effect before October 11, 1997, then report
the amount of securities (number of shares or other
units) deducted here: 0 .  If there is a number of
shares or other units that were registered pursuant to
rule 24e-2 remaining unsold at the end of the fiscal
year for which this form is filed that are available
for use by the issuer in future fiscal years, then
state that number here: 0 .
7	Interest due - if this Form is being                +
$0
	filed more than 90 days after the end of
	the of the issuer's fiscal year (See
	Instruction D):
8	Total amount of the registration fee due             =
$0
	plus any interest due [line 5(viii) plus
	line 7]:
9	Date the registration fee and any
	interest payment was sent to the
	Commission's lockbox depository:   N/A
	Method of Delivery:     N/A
[  ] Wire Transfer
[  ] Mail or other means
November 26, 2002
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
RE:  Prudential California Municipal Fund
File Nos. 2-91215 and 811-4024
Ladies and Gentlemen:
On behalf of Prudential California Municipal Fund enclosed for filing under the Investment Company Act of l940 is one copy of the Rule 24f-2 Notice.
This document has been filed using the EDGAR system.
If you have any questions relating to the foregoing, please call the undersigned at (973) 367-7521.
Please acknowledge receipt via EDGAR.
Very truly yours,



/s/
Debo
rah
A.
Docs
Debo
rah
A.
Docs
Enclosures
	Secretary
cc:	Alice J. Gerstel


(Shearman & Sterling)
SIGNATURES
This report has been signed below by the following persons
on behalf of the issuer and in the capacities and on the
dates indicated.
	By (Signature and Title)
	/s/ Deborah A. Docs
		Secretary
Date: November 26, 2002